Nova Fund Expense Example - Nova Fund - Nova Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 177
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	$ 2,111